Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
- Tax loss carryforwards		34,590	36,722
- Inventories		1,960	1,487
- Accrued expenses		107	501
- Accrual for membership reward program		788	141
- Impairment of property and equipment		2,834	3,714
- Others		1,745
Total gross deferred tax assets		42,024	42,565
Valuation allowance		(37,264)	(37,405)
Total deferred tax assets		4,760	5,160
Deferred tax liabilities:
- PRC dividend withholding taxes		(6,782)	(2,184)
- Equity method investment			(9,076)
- Intangible assets		(717)	(772)
Total deferred tax liabilities		(7,499)	(12,032)
Net deferred tax liabilities		(2,739)	(6,872)
Deferred tax assets:
- Current	274	1,704	2,009
- Non-current	491	3,056	3,151
Deferred tax liabilities:
- Non-current	$ (1,204)	(7,499)	(12,032)